Contingencies (Details) - USD ($)	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2017
Disclosure of contingent liabilities [line items]
Payments above limit			$ 700,000
Class Action Lawsuit, Revenue Recognition Policy
Disclosure of contingent liabilities [line items]
Reduction in previously-recognized revenue					$ 740,000
Settlement amount		$ 2,750,000
Provision for risk			$ 0	$ 700,000
Remaining amount to be received	$ 569,000